Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Loss ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares		Jun. 30, 2025 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue	¥ 115,745	$ 17,059		¥ 203,394
Cost of revenue	(100,448)	(14,804)		(184,942)
Gross profit	15,297	2,255		18,452
Operating expenses
Sales and marketing expenses	(3,483)	(513)		(3,856)
Product development expenses	(13,047)	(1,923)		(12,732)
General and administrative expenses	(24,686)	(3,638)		(73,625)
Total operating expenses	(41,216)	(6,074)		(90,213)
Loss from operations	(25,919)	(3,819)		(71,761)
Income/(loss) from operations
Interest income, net	5	1		76
Foreign currency exchange gain, net	7,205	1,062		524
Gain on short-term investments	421	62		2,917
Share of loss from equity method investees, net of income tax	(180)	(27)		(615)
Impairment loss for equity method investments	(20,080)	(2,959)
Government grants	3		[1]	8
Other income, net	4,692	692		26,183
Gain/(loss) on disposal of subsidiaries	(264)	(39)		3,315
Loss before income tax	(34,117)	(5,027)		(39,353)
Income tax benefit/(expense)	(367)	(54)		171
Net loss	(34,484)	(5,081)		(39,182)
Net loss attributable to non-controlling interests	(447)	(66)		(1,063)
Net loss attributable to Fangdd Network Group Ltd.	(34,037)	(5,015)		(38,119)
Net loss attributable to ordinary shareholders	(34,037)	(5,015)		(38,119)
Net loss	(34,484)	(5,081)		(39,182)
Other comprehensive loss
Foreign currency translation adjustment	(17,723)	(2,612)		(598)
Total comprehensive loss, net of tax	(52,207)	(7,693)		(39,780)
Total comprehensive loss attributable to non-controlling interests	(447)	(66)		(1,063)
Total comprehensive loss attributable to ordinary shareholders	¥ (51,760)	$ (7,627)		¥ (38,717)
Net loss per share attributable to ordinary shareholders
- Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.88)	$ (0.13)		¥ (12.66)	[2],[3]
- Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.88)	$ (0.13)		¥ (9.67)	[2],[3]
Weighted average number of ordinary shares outstanding used in computing net loss per share
- Basic (in Shares)	38,548,413	38,548,413		3,010,123	[2],[3]
- Diluted (in Shares)	38,548,413	38,548,413		3,941,266	[2],[3]

[1]	Less than 1 after in thousand and rounding.
[2]	Retrospectively restated to reflect the 2025 Share Consolidation.
[3]	Retrospectively restated to reflect the share consolidation effected on June 9, 2025, whereby every 16 ordinary shares of a par value US$0.0005625 per share were consolidated into 1 ordinary share of a par value US$0.009 per share (the “2025 Share Consolidation”).